Operating Segment - Disclosure of Detailed Information About Geographical Information (Details) - NZD ($) $ in Thousands	6 Months Ended
	Jul. 31, 2018	Jul. 31, 2017
OperatingSegmentsLineItems [Line Items]
Revenue	$ 56,750	$ 59,787
New Zealand [Member]
OperatingSegmentsLineItems [Line Items]
Revenue	20,984	19,940
Australia [Member]
OperatingSegmentsLineItems [Line Items]
Revenue	17,570	16,197
United States [Member]
OperatingSegmentsLineItems [Line Items]
Revenue	14,383	15,496
Europe [Member]
OperatingSegmentsLineItems [Line Items]
Revenue	$ 3,813	$ 8,154